UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: September 30, 2003

Institutional Investment Manager Filing this Report:

Aristeia Capital, LLC
381 Fifth Avenue, 6th Floor
New York, NY 10016

13F File Number:  28-7622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Edward Goldman
Title: Chief Financial Officer
Phone: (212) 842-8900
Signature, Place, and Date of Signing:

Edward P. Goldman           New York, NY         November 14, 2003

Report Type:

13F Holdings Report


List of  Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.











FORM 13F SUMMARY PAGE



Report Summary:

Number  of Other Included Managers: 0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total: $374,766


















































NAME OF ISSUER                  TITLE OF CLASS    CUSIP     VALUE(X1000)  /PRN AMOUNT  SH/PRN PUT/CALL


 ABGENIX INC                     COM               00339B107              1195          82500         SH

 ACXIOM CORP                     COM               005125109              1830         116200         SH

 ADVANCED MICRO DEVICES INC      NOTE  4.500%12/0  007903AF4             29959       17500000        PRN

 AGILENT TECHNOLOGIES INC        COM               00846U101              1727          78100         SH

 AKAMAI TECHNOLOGIES INC         NOTE  5.500% 7/0  00971TAC5              4088        5000000        PRN

 ALLERGAN INC                    NOTE        11/0  018490AE2             11731       12000000        PRN

 ALZA CORP                       SDCV         7/2  02261WAB5             29294       42000000        PRN

 AMERICAN TOWER CORP             CL A              029912201              1638         161400         SH

 AMGEN INC                       COM               031162100              2929          45400         SH

 BARNES & NOBLE INC              COM               067774109              3044         119800         SH

 CALPINE CORP                    NOTE  4.000%12/2  131347BA3             18950       20500000        PRN

 CARNIVAL CORP                   DBCV  2.000% 4/1  143658AN2             14314       13000000        PRN

 CENTURYTEL INC                  COM               156700106              3169          93500         SH

 COMMUNITY HEALTH SYS INC NEW    COM               203668108              1584          73000         SH

 COMPUTER ASSOC INTL INC         COM               204912109             16528         633000         SH

 COSTCO COMPANIES INC            NOTE         8/1  22160QAC6              7256       10000000        PRN

 COUNTRYWIDE FINANCIAL CORP      NOTE         2/0  222372AE4              3426        3500000        PRN

 CREDENCE SYS CORP               COM               225302108              7543         655900         SH

 CYMER INC                       COM               232572107              3540          86000         SH

 DISNEY WALT CO                  COM DISNEY        254687106               599          29700         SH

 ELAN FIN CORP LTD               NOTE        12/1  284129AC7               599        1000000        PRN

 ELAN PLC                        ADR               284131208               508          96000         SH

 ELECTRONIC DATA SYS NEW         COM               285661104              3735         184900         SH

 EMMIS COMMUNICATIONS CORP       CL A              291525103              2850         140800         SH

 EMULEX CORP                     COM NEW           292475209               354          13900         SH

 GENERAL MTRS CORP               DEB SR CV C 33    370442717             28297        1050000         SH

 GENZYME CORP                    COM GENL DIV      372917104              1406          30364         SH

 GILEAD SCIENCES INC             COM               375558103              8120         144897         SH

 HILTON HOTELS CORP              COM               432848109              4894         301700         SH

 HUTCHINSON TECHNOLOGY INC       COM               448407106              5833         177200         SH

 INTL PAPER CO                   COM               460146103              1307          33500         SH

 LAMAR ADVERTISING CO            CL A              512815101              4637         157393         SH

 LTX CORP                        COM               502392103               388          34400         SH

 LIFEPOINT HOSPITALS INC         COM               53219L109              1517          62700         SH

 MANUGISTICS GROUP INC           NOTE  5.000%11/0  565011AB9              6222        7500000        PRN

 MEDIMMUNE INC                   COM               584699102               602          18230         SH

 MICRON TECHNOLOGY INC           NOTE  2.500% 2/0  595112AG8              2679        2000000        PRN

 NASDAQ 100 TR                   UNIT SER 1        6V199W9A6             13800          40000         SH     C

 NAVISTAR INTL CORP NEW          COM               63934E108              3161          84800         SH

 NEXTEL PARTNERS INC             CL A              65333F107              3452         439800         SH

 OHIO CAS CORP                   COM               677240103              1127          77900         SH

 OMNICARE INC                    COM               681904108              6311         175000         SH

 PENNEY J C INC                  COM               708160106              1930          90300         SH

 REGENERON PHARMACEUTICALS       NOTE  5.500%10/1  75886FAB3              7553        7750000        PRN

 SCHLUMBERGER LTD                COM               806857108              2028          41900         SH

 SEALED AIR CORP NEW             COM               81211K100              1696          35900         SH

 SIRIUS SATELLITE RADIO INC      NOTE  3.500% 6/0  82966UAA1             39270       26050000        PRN

 SIX FLAGS INC                   COM               83001P109              1810         344100         SH

 TERADYNE INC                    COM               880770102              2424         130300         SH

 TYCO INTL GROUP S A             DBCV  3.125% 1/1  902118BG2             39512       35000000        PRN

 WATSON PHARMACEUTICALS INC      COM               942683103              4027          96600         SH

 YAHOO INC                       COM               984332106              8373         236600         SH

 									374766



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